Income Taxes, Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
State
Income Tax Disclosure
Income taxes receivable	$ 1,072	$ 1,199
Federal
Income Tax Disclosure
Income taxes receivable	$ 33,233	$ 73,510